Share-based Compensation - RSUs (Details) - RSU's - $ / shares			12 Months Ended
	Oct. 02, 2017	May 01, 2017	Dec. 31, 2017
Summary of outstanding equity instruments and activity
Granted (in equity instruments)	6,250	78,750	85,000
Outstanding at end of period (in equity instruments)			85,000
Summary of weighted-average fair value
Granted (in dollars per equity instrument)			$ 7.150
Outstanding at end of period (in dollars per equity instrument)			$ 7.150
Summary of intrinsic value
Weighted average remaining contractual life of equity instruments outstanding			9 years 4 months 24 days
Four equal tranches
Stock options, restricted stock and performance stock options
Vesting period	4 years	4 years